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MML Blue Chip Growth Fund
MML Blue Chip Growth Fund
INVESTMENT OBJECTIVE
This Fund seeks long-term capital growth.
Income is a secondary objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract. If these charges were reflected, the fees and expenses in the table would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MML Blue Chip Growth Fund	Initial Class	Service Class
Management Fees	0.74%	0.74%
Distribution and Service (Rule 12b-1) Fees	none	0.25%
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.78%	1.03%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MML Blue Chip Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Initial Class	80	249	433	966
Service Class	105	328	569	1,259

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), currently defines blue chip growth companies to mean firms that, in its view, are well-established in their industries and have the potential for above-average earnings growth. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. While most assets will be invested in equity securities of U.S. companies, the Fund may also invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund.
In selecting securities, T. Rowe Price generally seeks to identify companies with a leading market position, seasoned management, and strong financial fundamentals. T. Rowe Price believes that solid company fundamentals (with an emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook may potentially reward investors with strong investment performance. It is anticipated that some of the companies targeted will have good prospects for dividend growth and T. Rowe Price may at times invest significantly in stocks of information technology companies.
In pursuing the Fund’s investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria described above, when it believes there is an opportunity for substantial appreciation (such as, for example, T. Rowe Price believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development).
T. Rowe Price integrates environmental, social, and governance (“ESG”) factors into its investment research process for certain investments. While ESG matters vary widely, T. Rowe Price generally considers ESG factors such as climate change, resource depletion, labor standards, diversity, human rights issues, and governance structure and practices. For certain types of investments, including, but not limited to, cash, currency positions, and particular types of derivatives, an ESG analysis may not be relevant or possible due to a lack of data. Where ESG considerations are integrated into the investment research process, T. Rowe Price focuses on the ESG factors it considers most likely to have a material impact on the performance of the holdings in the Fund’s portfolio. T. Rowe Price may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions for the Fund.
T. Rowe Price may sell securities for a variety of reasons, including to realize gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that provides a comparison for the Fund’s returns without regard to investment style (S&P 500® Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Performance Initial Class Shares

Highest Quarter:	2Q ’20,	27.72%	Lowest Quarter:	2Q ’22,	-25.53%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - MML Blue Chip Growth Fund	1 Year	5 Years	10 Years
Initial Class	(39.50%)	4.59%	11.41%
Service Class	(39.65%)	4.34%	11.14%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	(13.34%)	10.96%	14.10%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(7.69%)	9.42%	12.56%